CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
CONVERTIBLE NOTES PAYABLE
CONVERTIBLE NOTES PAYABLE
Note 9 - Convertible Notes Payable

(i) February 26, 2013 issuance of convertible notes with warrants

On February 26, 2013, the Company entered into two (2) 12% convertible notes payable of $350,000 in aggregate ("Convertible Notes") with two investors (the "Payees") maturing on September 30, 2013. The Payees have the option to convert the outstanding notes and interest due into the Company's common shares at $0.25 per share at any time prior to September 30, 2013. In connection with the issuance of the Convertible Notes, the Company granted to the Payees a warrant to purchase 1,400,000 common shares exercisable at $0.25 per share expiring three (3) years from the date of issuance. The notes were currently past due with no penalty and the Company continues to accrue the interest at 12% per annum.

The Company estimated the relative fair value of these warrants on the date of grant, using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected option life (year)	3.00
Expected volatility	74.53%
Risk-free interest rate	0.37%
Dividend yield	0.00%

The relative fair value of these warrants granted, estimated on the date of grant, was $110,425, which was recorded as a discount to the convertible notes payable. After allocating the $110,425 portion of the proceeds to the warrants as a discount to the Convertible Notes, an additional $113,925 was allocated to a beneficial conversion feature by crediting $113,925 to additional paid-in capital and debiting the same amount to the beneficial conversion feature.  The Company amortizes the discount and beneficial conversion feature over the term of the Convertible Notes. The amortization of the discount and beneficial conversion feature were fully amortized as of September 30, 2013.

(ii) March 15, 2013 issuance of convertible note with warrant

On March 15, 2013, the Company cancelled a prior convertible note and entered into a 12% convertible note payable of $220,438, which is the total amount of the prior note principal and accrued interest, with the existing investor (the "Payee"), maturing on September 30, 2013. The Payee has the option to convert the outstanding note into the Company's common shares at $0.25 per share at any time prior to payment in full of the principal balance of the convertible note. In connection with the issuance of the convertible note, the Company granted the Payee a warrant to purchase 881,753 common shares exercisable at $0.25 per share expiring three (3) years from the date of issuance. The note is currently past due with no penalty and the Company continues to accrue the interest at 12% per annum.

The Company estimated the relative fair value of these warrants on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected option life (year)	3.00
Expected volatility	75.11%
Risk-free interest rate	0.40%
Dividend yield	0.00%

The relative fair value of these warrants was $98,095, which was recorded as a discount to the convertible note payable. After allocating the $98,095, portion of the proceeds to the warrants as a discount to the convertible note, the effective conversion price of the convertible notes payable was lower than the market price at the date of issuance and per calculation the remaining balance of the face amount was allocated to a beneficial conversion feature by crediting $122,343 to additional paid-in capital and debiting the same amount to the beneficial conversion feature. The Company amortizes the discount and beneficial conversion feature over the term of the convertible note and the amounts were fully amortized as of September 30, 2013.

(iii) October 15, 2013 issuance of convertible note with derivative warrant

General Terms

On October 15, 2013, the Company issued a convertible note in the principal amount of $58,000 convertible at $0.20 per share, with an $8,000 Original Issue Discount ("OID") and interest at 10% per annum maturing on May 1, 2014. The Debenture is secured by 1,250,000 restricted common shares of the Company. The restricted shares will be issued in the name of Black Mountain Equities, Inc. upon closing.

Events of Defaults

An "Event of Default", wherever used herein, means any one of the following events: (i) An "Event of Default", wherever used herein, means any one of the following events, (ii) A Conversion Failure; (iii) The Company or any subsidiary of the Company shall commence, or there shall be commenced against the Company or any subsidiary of the Company under any applicable bankruptcy or insolvency laws; (iv) (a) The Company or any subsidiary of the Company shall default in any of its obligations under any other indebtness in an amount exceeding $100,000, whether such indebtedness now exists or shall hereafter be created and (b) The Common Stock is suspended or delisted for trading on the Over the Counter Bulletin Board market (the "Primary Market"), (c) The Company loses its ability to deliver shares via "DWAC/FAST" electronic transfer, (d) The Company loses its status as "DTC Eligible.", (e) The Company shall become late or delinquent in its filing requirements as a fully-reporting issuer registered with the Securities & Exchange Commission.

Piggyback Registration Rights

The Company shall include on the next registration statement the Company files with SEC (or on the subsequent registration statement if such registration statement is withdrawn) all shares issuable upon conversion of this Note. Failure to do so will result in liquidated damages of 25% of the outstanding principal balance of this Note, but not less than $25,000, being immediately due and payable to the Holder at its election in the form of cash payment or addition to the balance of this Note.

Warrants

In connection with the issuance of the convertible note, the Company granted the note holder a warrant to purchase 1,000,000 common shares with an exercise price of $0.25 per share, subject to certain adjustments pursuant to Section 3(b) Subsequent Equity Sales and Section 3(c) Subsequent Rights Offerings of the warrant ("full price and share reset provisions") expiring five (5) years from the date of issuance.

Pursuant to Section 3 (b) Subsequent Equity Sales if the Company or any Subsidiary thereof, as applicable, at any time while this Warrant is outstanding, shall sell or grant any option to purchase, or sell or grant any right to re-price, or otherwise dispose of or issue (or announce any offer, sale, grant or any option to purchase or other disposition) any Common Stock or Common Stock Equivalents entitling any Person to acquire shares of Common Stock, at an effective price per share less than the then Exercise Price (such lower price, the "Base Share Price" and such issuances collectively, a "Dilutive Issuance") (if the holder of the Common Stock or Common Stock Equivalents so issued shall at any time, whether by operation of purchase price adjustments, reset provisions, floating conversion, exercise or exchange prices or otherwise, or due to warrants, options or rights per share which are issued in connection with such issuance, be entitled to receive shares of Common Stock at an effective price per share which is less than the Exercise Price, such issuance shall be deemed to have occurred for less than the Exercise Price on such date of the Dilutive Issuance), then the Exercise Price shall be reduced and only reduced to equal the Base Share Price and the number of Warrant Shares issuable hereunder shall be increased such that the aggregate Exercise Price payable hereunder, after taking into account the decrease in the Exercise Price, shall be equal to the aggregate Exercise Price prior to such adjustment.

Pursuant to Section 3 (c) Subsequent Rights Offerings if the Company, at any time while the Warrant is outstanding, shall issue rights, options or warrants to all holders of Common Stock (and not to Holders) entitling them to subscribe for or purchase shares of Common Stock at a price per share less than the VWAP at the record date, then the Exercise Price shall be multiplied by a fraction, of which the denominator shall be the number of shares of the Common Stock outstanding on the date of issuance of such rights or warrants plus the number of additional shares of Common Stock offered for subscription or purchase, and of which the numerator shall be the number of shares of the Common Stock outstanding on the date of issuance of such rights or warrants plus the number of shares which the aggregate offering price of the total number of shares so offered (assuming receipt by the Company in full of all consideration payable upon exercise of such rights, options or warrants) would purchase at such VWAP.

The fair value of note derivative liability and the warrant liability were $11,428 and $76,647, respectively, or $88,075 in aggregate; $50,000 of which was recorded as a discount to the convertible note and the $38,075 remaining balance was recorded as other expense. The Company amortizes OID and the discount to the note over the term of the convertible note and marks to market the warrant value as of each quarter end.

Convertible notes payable consisted of the following:

	December 31, 2013	March 31, 2013
On May 30, 2012, the Company issued a convertible note in the principal amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the unpaid principal of this note and any accrued and unpaid interest thereon, as of the Conversion Date, at the lower of (a) the price per share at which shares of capital stock issued in the Financing are sold in the Financing, or (b) the closing price of the Company's securities if traded on a securities exchange, or if actively traded over-the-counter, the average closing bid price for the securi1ies, in each case over the thirty (30) day period prior to the Conversion Date; provided however, that if no active trading market for the securities exists at the time of the conversion, such amount shall be the fair market value of a share of the Company's common stock as determined in good faith by Company's Board of Directors. A "Financing" means the closing of the sale of shares of capital stock of the Company in the first equity financing transaction after the date first set forth above, in which the Company receives gross proceeds of at least $100,000, excluding conversion of this Note. The note is currently past due with no penalty and the Company continues to accrue the interest at 10% per annum.
	200,000	200,000

February 26, 2013 convertible notes	350,000	350,000

March 15, 2013 convertible note	220,438	220,438

On July 16, 2013, the Company issued a convertible note in the principal amount of $111,111 with a 10% Original Issuance Discount ("OID") and a one-time interest charge of 12% after 90 days. The note is due one (1) year from the date of issuance with the conversion price at 65% of the lowest trade price for the 25 trade day period before the conversion date .	111,111	-

On August 27, 2013, the Company issued a convertible notes in the principal amount of $153,500 convertible at 65% of the three lowest bids for 30 trading days before the conversion date with interest at 8% per annum due on May 26, 2014.	153,500	-

On September 26, 2013, the Company issued a convertible note in the principal amount of $27,778 with a 10% Original Issuance Discount ("OID") and a one-time interest charge of 12%. The note is due one (1) year from the date of issuance with the conversion price at 65% of the lowest trade price for the 25 trade day period before the conversion date .	27,778	-

On October 15, 2013, the Company issued a convertible note in the principal amount of $58,000 convertible at $0.20 per share, with an $8,000 Original Issue Discount ("OID") and interest at 10% per annum maturing on May 1, 2014. The Debenture is secured by 1,250,000 restricted common shares of the Company.  In connection with the issuance of the convertible note, the Company granted the note holder a warrant to purchase 1,000,000 common shares with an exercise price of $0.25 per share, subject to certain adjustments pursuant to Section 3(b) Subsequent Equity Sales and Section 3(c) Subsequent Rights Offerings of the warrant ("full price and share reset provisions") expiring five (5) years from the date of issuance.
	58,000	-

On November 21, 2013, the Company issued a convertible note in the principal amount of $53,000, convertible at 65% of the three lowest bids for 30 trading days before the conversion date, with interest at 8% per annum, due on August 25, 2014.	53,000	-

On December 9, 2013, the Company issued a convertible note in the principal amount of $55,556 with a 10% Original Issuance Discount ("OID") and a one-time interest charge of 12%. The note is due one (1) year from the date of issuance with the conversion price at 65% of the lowest trade price for the 25 trade day period before the conversion date .	55,556	-

Sub-total: convertible notes payable	1,229,383	770,438

Discount representing (i) the relative fair value of the warrants issued, (ii) the beneficial conversion features and (iii) the derivative liability on conversion features	(816,310)	(444,788)

Accumulated amortization of discount on convertible notes payable	658,496	32,050

Remaining discount	(157,814)	(412,738)

	$1,071,569	$357,770

Note 9 - Convertible Notes Payable

On February 14, 2011, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance. On October 4, 2011, the note holder converted the entire principal of $250,000 and accrued interest through the date of conversion of $15,890.41 at $0.25 per share to 1,000,000 shares and 63,561 shares of the Company's common stock, respectively.

On June 23, 2011, the Company issued a convertible note in the amount of $100,000 with interest at 10% per annum due one (1) year from the date of issuance. On October 4, 2011, the note holder converted the entire principal of $100,000 and accrued interest through the date of conversion of $2,821.92 at $0.25 per share to 400,000 shares and 11,288 shares of the Company's common stock.

On October 4, 2011, the Company issued a convertible note in the amount of $150,000 with interest at 10% per annum due one (1) year from the date of issuance.  On January 18, 2012, the note holder converted the entire principal of $150,000 and accrued interest through the date of conversion of $4,356 at $0.25 per share to 617,425 shares of the Company's common stock.

(i) February 26, 2013 issuance of convertible notes with warrants

On February 26, 2013, the Company entered into two (2) 12% convertible notes payable of $350,000 in aggregate ("Convertible Notes") with two investors (the "Payees") maturing on September 30, 2013. The Payees have the option to convert the outstanding notes and interest due into the Company's common shares at $0.25 per share at any time prior to September 30, 2013. In connection with the issuance of the Convertible Notes, the Company granted to the Payees a warrant to purchase 1,400,000 common shares exercisable at $0.25 per share expiring three (3) years from the date of issuance.

The Company estimated the relative fair value of these warrants on the date of grant, using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected option life (year)	3.00

Expected volatility	74.53%

Risk-free interest rate	0.37%

Dividend yield	0.00%

The relative fair value of these warrants granted, estimated on the date of grant, was $110,425 in aggregate, which was recorded as a discount to the convertible notes payable. After allocating the $110,425 portion of the proceeds to the warrants as a discount to the Convertible Note, an additional $113,925 was allocated to a beneficial conversion feature by crediting additional $113,925 to additional paid-in capital and debiting the same amount to the beneficial conversion feature.  The Company amortizes the discount and beneficial conversion feature over the term of the Convertible Notes. The amortization of the discount and beneficial conversion feature amounted to $32,050 for the fiscal year ended March 31, 2013.

(ii) March 15, 2013 issuance of convertible note with warrant

On March 15, 2013, the Company cancelled a prior convertible note and entered into a 12% convertible note payable of $220,438, which is the total amount of the prior note principal and accrued interest, with the existing investor (the "Payee"), maturing on September 30, 2013. The Payee has the option to convert the outstanding note into the Company's common shares at $0.25 per share at any time prior to payment in full of the principal balance of the Convertible Note. In connection with the issuance of the Convertible Note, the Company granted the Payee a warrant to purchase 881,753 common shares exercisable at $0.25 per share expiring three (3) years from the date of issuance.

The Company estimated the relative fair value of these warrants on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected option life (year)	3.00

Expected volatility	75.11%

Risk-free interest rate	0.40%

Dividend yield	0.00%

The relative fair value of these warrants was $98,095, which was recorded as a discount to the convertible note payable. After allocating the $98,095, portion of the proceeds to the warrants as a discount to the Convertible Note, the effective conversion price of the convertible notes payable was lower than the market price at the date of issuance and per calculation the remaining balance of the face amount was allocated to a beneficial conversion feature by crediting $122,343 to additional paid-in capital and debiting the same amount to the beneficial conversion feature. The Company amortizes the discount and beneficial conversion feature over the term of the Convertible Note and began to amortize the amount from April 1, 2013.

Convertible notes payable consisted of the following:

	March 31, 2013	March 31, 2012

On November 16, 2011, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the private placement price on a per share basis provided the Company completes a private placement with gross proceeds of at least $100,000. On July 6, 2012, the note holder converted the entire principal of $250,000 and accrued interest through the date of conversion of $15,959 to 319,607 shares of the Company's common stock at $0.83 per share.	$-	$250,000

On January 16, 2012, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the private placement price on a per share basis provided the Company completes a private placement with gross proceeds of at least $100,000. On July 6, 2012, the note holder converted the entire principal of $250,000 and accrued interest through the date of conversion of $11,781 to 314,586 shares of the Company's common stock at $0.83 per share.	-	250,000

On March 7, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the next private placement price on a per share basis provided that the Company completes a private placement with gross proceeds of at least $100,000. On August 6, 2012, the Company completed the very next private placement at $0.46875 per share with gross proceeds of at least $100,000. On March 15, 2013, the above note was cancelled and reissued with a new convertible note consisting of the prior principal amount and all the accrued unpaid interest for a total amount of $220,438 with interest at 12% per annum due on September 30, 2013 with the conversion price $0.25 per share
	220,438	200,000

On May 30, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the next private placement price on a per share basis provided that the Company completes a private placement with gross proceeds of at least $100,000. On August 6, 2012, the Company completed the very next private placement at $0.46875 per share with gross proceeds of at least $100,000.	200,000	-

On February 26, 2013, the Company issued two (2) convertible notes in the amount of $250,000 and $100,000, respectively, for an aggregate of $350,000 with interest at 12% per annum, due on September 30, 2013, with the conversion price at $0.25 per share. In connection with the issuance of the convertible notes, the Company issued to both notes holders a warrant to purchase 1,000,000 shares and 400,000 shares, respectively, in the aggregate of 1,400,000 shares of the Company's common stock.	350,000	-

Sub-total: convertible notes payable	770,438	700,000

Discount representing (i) the relative fair value of the warrants issued and (ii) the beneficial conversion features	(444,788)	-

Accumulated amortization of discount on convertible notes payable	32,050	-

Remaining discount	(412,738)	-

	$357,770	$700,000